UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       July 25, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      130,259 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE    CUSIP     VALUE      SHARES     INV. DISC.   OTHER     VOTING
                           OF                X1000                              MGR       AUTH
                          CLASS                                                           SOLE

Azure Dynamics            Commo  CA05500n10   $504.800   800.000      Sole                 800
                          n      33
Berkshire Hathaway        Commo  846701086               0.023        Sole                 0
                          n                  $2,517.92
                                             5
Canadian Superior Energy  Commo  136644101              1,759.90      Sole                 1,760
                          n                  $5,807.67  0
                                             0
Candela Corporation       Commo  1369071022              543.100      Sole                 543
                          n                  $6,289.09
                                             8
Constellation     Copper  Commo  1036T2092              4,051.48      Sole                 4,051
Corporation               n                  $5,493.81  5
                                             4
CrossTex Energy           Commo  US22765U10              113.155      Sole                 113
                          n      25          $3,995.51
                                             2
Divx                      Commo  US25541310   $753.000   50.200       Sole                 50
                          n      68
Energy Transfer Partners  Commo  9273R1095               84.316       Sole                 84
                          n                  $5,204.82
                                             7
Enterprise Products       Commo  937921078               138.292      Sole                 138
                          n                  $4,399.06
                                             9
Fairfax        Financial  Commo  039011026               31.713       Sole                 32
Holdings                  n                  $6,078.43
                                             1
Gabriel Resources         Commo  CA36197010              795.000      Sole                 795
                          n      61          $3,571.93
                                             5
High  River  Gold  Mines  Commo  2979J1075   $10,468.2  3,831.70      Sole                 3,832
LTD                       n                  04         0
ishares  Goldman   Sachs  Commo  464287374               14.486       Sole                 14
Nat Resource Index        n                  $1,736.00
                                             2
Ishares    Trust    FTSE  Commo  464287184               49.592       Sole                 50
Xinhau   HK   China   25  n                  $6,389.92
Index FD                                     9
Ishares Trust MSCI Japan  Commo  US46428684              137.950      Sole                 138
                          n      87          $2,001.65
                                             5
Magellan       Midstream  Commo  US55907R10              86.015       Sole                 86
Holdings                  n      86          $2,580.45
                                             0
Novacea                   Commo  US66987B10   $42.407    4.478        Sole                 4
                          n      35
Occidental     Petroleum  Commo  674599105               149.966      Sole                 150
Corporation               n                  $8,680.03
                                             2
Paladin Resources NL      Commo  00000PDN8               725.000      Sole                 725
                          n                  $5,079.35
                                             0
Plains    All   American  Commo  265031051               134.201      Sole                 134
Pipeline                  n                  $8,541.90
                                             2
Proquest Company          Commo  4346P1021               514.017      Sole                 514
                          n                  $4,903.72
                                             2
Regency Energy Partners   Commo  US75885Y10              62.420       Sole                 62
                          n      73          $2,071.09
                                             6
Sabina Silver             Commo  CA78527110             1,034.70      Sole                 1,035
                          n      75          $2,591.92  0
                                             4
Sankyo Co. LTD Gunma      Commo  JP33264100              209.300      Sole                 209
                          n      02          $8,794.78
                                             6
Sega Sammy Holdings       Commo  JP34190500  $14,145.9   875.800      Sole                 876
                          n      04          22
Targa Resources           Commo  US87611X10   $837.500   25.000       Sole                 25
                          n      54
Templeton Dragon Fund     Commo  88018T101    $886.647   33.700       Sole                 34
                          n
U308 Corp                 Commo  CA90341510              506.300      Sole                 506
                          n      71          $1,301.69
                                             7
UR-Energy                 Commo  CA91688R10             1,050.00      Sole                 1,050
                          n      82          $4,431.00  0
                                             0
Volcano Corporation       Commo  US92864510   $158.568   7.846        Sole                 8
                          n      03



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